Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Intangible assets	$290,000	$290,000
Less: accumulated amortization	(81,875)	(63,750)
Total intangible assets, net	$208,125	$226,250

Schedule of Amortization of Intangible Assets

Amortization of intangible assets attributable to future periods as of June 30, 2026 is as follows:

Twelve months ended June 30:
(Unaudited)
2027	$36,250
2028	36,250
2029	36,250
2030	36,250
2031	36,250
Thereafter	26,875
Total	$208,125